Borrowings and Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2016
Short Term Debt Other Disclosures [Abstract]
Borrowings and Federal Home Loan Bank Advances

NOTE 12 – Borrowings and Federal Home Loan Bank Advances

Our short-term financing is generally obtained through short-term bank line financing on an uncommitted, secured basis, advances from the Federal Home Loan Bank, and securities lending arrangements. We borrow from various banks on a demand basis with company-owned and customer securities pledged as collateral. The value of customer-owned securities used as collateral is not reflected in the consolidated statements of financial condition. We also have an unsecured, committed bank line available.

The following table details the components of borrowings (in thousands):

	December 31,
	2016	2015
Borrowings on secured lines of credit	$377,000	$30,000
Term loans	—	59,084
	$377,000	$89,084

Our uncommitted secured lines of credit at December 31, 2016, totaled $1.0 billion with six banks and are dependent on having appropriate collateral, as determined by the bank agreements, to secure an advance under the line. The availability of our uncommitted lines is subject to approval by the individual banks each time an advance is requested and may be denied. Our peak daily borrowing on our uncommitted secured lines was $525.7 million during the year ended December 31, 2016. There are no compensating balance requirements under these arrangements. Any borrowings on secured lines of credit are day-to-day and are generally utilized to finance certain fixed income securities. At December 31, 2016, our uncommitted secured lines of credit were collateralized by company-owned securities valued at $511.1 million.

Our committed bank line financing at December 31, 2016, consisted of a $100.0 million revolving credit facility. The credit facility expires in December 2017. The applicable interest rate under the revolving credit facility is calculated as a per annum rate equal to the London Interbank Offered Rate (“LIBOR”) plus 2.00%, as defined in the revolving credit facility. At December 31, 2016, we had no advances on our revolving credit facility and were in compliance with all covenants.

The Federal Home Loan advances of $500.0 million as of December 31, 2016, are floating-rate advances. The weighted average interest rates on these advances during the year ended December 31, 2016, was 1.15%. The advances are secured by Stifel Bank’s residential mortgage loan portfolio and investment portfolio. The interest rates reset on a daily basis. Stifel Bank has the option to prepay these advances without penalty on the interest reset date.

As of December 31, 2015, a subsidiary of the Parent was a party to two Term Loans (“Term Loans”). The Term Loans were paid off in July 2016.